Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	Provisions

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024

29.1	Environmental rehabilitation costs	594.5	475.5
29.2	Silicosis settlement costs	5.7	4.9
	Other	0.3	0.8
	Total provisions	600.5	481.2
	Current portion of provisions	(108.3)	(79.2)
	Non-current portion of provisions	492.2	402.0
29.1	Environmental rehabilitation costs
	Balance at beginning of the year	475.5	452.9
	Changes in estimates – capitalised[1]	29.4	20.6
	Changes in estimates – recognised in profit or loss[1]	43.6	(1.2)
	Osisko asset acquisition[2]	—	6.7
	Derecognition of Gruyere previously held interest - 50%[3]	(22.7)	—
	Gold Road acquisition through business combination - 100%[3]	48.3	—
	Interest expense	29.1	24.8
	Payments	(21.9)	(9.4)
	Translation adjustment	13.2	(18.9)
	Balance at end of the year[4]	594.5	475.5
	Current portion of environmental rehabilitation costs	(105.3)	(78.4)
	Non-current portion of environmental rehabilitation costs	489.2	397.1
	The provision is calculated using the following gross closure cost estimates:
	South Africa	54.5	43.4
	Ghana	149.1	119.3
	Australia	337.7	228.8
	Peru	220.2	193.7
	Chile	62.7	48.4
	Canada	22.7	7.8
	Total gross closure cost estimates	846.9	641.4

The provision is calculated using the following assumptions:	Inflation rate Year 1	Inflation rate Year 2	Inflation rate Year 3	Inflation rate Year 4 onwards	Discount rate

2025
South Africa	3.6%	3.2%	3.1%	3.1%	9.0%
Ghana	2.6%	2.3%	2.3%	2.3%	8.2% - 9.4%
Australia	3.0%	2.5%	2.5%	2.5%	4.8% – 5.1%
Peru	2.6%	2.3%	2.3%	2.3%	4.7%
Chile	2.6%	2.3%	2.3%	2.3%	4.8%
Canada	2.1%	2.0%	2.0%	2.0%	3.4%
2024
South Africa	4.3%	4.6%	4.6%	4.6%	11.1%
Ghana	2.2%	2.3%	2.3%	2.3%	10.9% – 11.3%
Australia	3.0%	2.8%	2.6%	2.5%	4.3% – 4.6%
Peru	2.2%	2.3%	2.3%	2.3%	5.6%
Chile	2.2%	2.3%	2.3%	2.3%	5.2%
Canada	2.0%	2.0%	2.0%	2.0%	3.1%
[1]Changes in estimates are defined as changes in reserves and corresponding changes in life of mine as well as changes in laws and regulations governing environmental matters, closure cost estimates and discount rates.
[2]Refer to note 18.2 for details of the Osisko asset acquisition.
[3]Refer to notes 18.3 and 19 for details of the Gold Road acquisition.
[4]South African, Ghanaian, Australian, Peruvian, Chilean and Canadian mining companies are required by law to undertake rehabilitation as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:
•Ghana – reclamation bonds underwritten by banks and restricted cash (refer to note 22);
•South Africa – contributions into environmental trust funds (refer to note 22) and guarantees (refer to note 38);
•Australia – cash (refer note 25);
•Peru – bank guarantees (refer note 38) and cash (refer to note 25);
•Canada – bank guarantees (refer note 38); and
•Chile – bank guarantees (refer note 38).
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
29.Provisions continued

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024

29.2	Silicosis settlement costs[1]
	Balance at the beginning of the year	4.9	5.1
	Changes in estimates	0.7	(0.3)
	Unwinding of provision recognised as finance expense	0.6	0.6
	Payment	(1.2)	(0.4)
	Translation	0.7	(0.1)
	Balance at end of the year	5.7	4.9
	Current portion of silicosis settlement costs	(3.0)	(0.8)
	Non-current portion of silicosis settlement costs	2.7	4.1
[1]The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”)).
A consolidated application was brought against several South African mining companies, including Gold Fields, for certification of a class action on behalf of current or former mineworkers (and their dependants) who have allegedly contracted silicosis and/or tuberculosis while working for one or more of the mining companies listed in the application.
The Tshiamiso Trust has been established to carry out the terms of the settlement agreement reached between six gold mining companies (including Gold Fields) and claimant attorneys in the Silicosis and Tuberculosis class action. The Tshiamiso Trust is responsible for ensuring that all eligible current and former mineworkers across southern Africa with Silicosis or work-related Tuberculosis (or their dependents where the mineworker has passed away) are compensated pursuant to the Silicosis and
Tuberculosis Class Action Settlement Agreement.  Gold Fields provided an amount of US$5.7 million (R94.6 million) (2024: US$4.9 million (R92.0 million)) for this obligation in the statement of financial position at 31 December 2025. The nominal amount of this provision is US$6.5 million (R107.4 million). Gold Fields believes that this remains a reasonable estimate of its share of the settlement of the class action claims and related costs.
The assumptions that were made in the determination of the provision include silicosis prevalence rates, estimated settlement per claimant, benefit take-up rates and disease progression rates. A discount rate of 7.34% (2024: 9.02%) was used, based on government bonds with similar terms to the anticipated settlements. Refer to note
39 for further details.